Post-employment benefits	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Post-employment benefits
Note 9.    Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31
	Pension plans			Other post-employment plans

Current service cost	$66	$70	$71	$2	$1	$2
Past service cost	–	(1)	–	(8)	9	–
Net interest (income) expense	(14)	(3)	(4)	5	5	4
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense (income) recognized in net income	$54	$68	$69	$(1)	$15	$6
Defined contribution plan expense

$ millions, for the three months ended	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31

Defined contribution pension plans	$17	$8	$11
Government pension plans (1)	41	34	36
Total defined contribution plan expense	$58	$42	$47
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31	2022 Jan. 31	2021 Oct. 31	2021 Jan. 31
		Pension plans		Other post-employment plans

Net actuarial gains (losses) on defined benefit obligation	$279	$265	$60	$15	$42	$3
Net actuarial gains (losses) on plan assets	(150)	20	207	–	–	–
Changes in asset ceiling excluding interest income	–	1	–	–	–	–
Net remeasurement gains (losses) recognized in OCI	$129	$286	$267	$15	$42	$3
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.